CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	COMMON STOCK	PAID-IN CAPITAL	NON-CONTROLLING INTEREST	ACCUMULATED (DEFICIT)
Beginning balance at Dec. 31, 2011	$ (2,126,276)	$ 300	$ 1,118,683	$ (14,701)	$ (3,230,558)
Beginning balance (in shares) at Dec. 31, 2011		30,005,185
Increase (Decrease) in Stockholders' Equity
Common stock issued for services	20,000		20,000
Stock option expense	11,309		11,309
Acquisition of AEAC - merger of entities under common control	3,123,136		3,123,136
Acquisition of non-controlling interest			(14,701)	14,701
Forgiveness of related party accrued interest	84,581		84,581
Issuance of stock related to conversion of debt	1,296,715	52	1,296,663
Issuance of stock related to conversion of debt (in shares)		5,186,860
Net loss	(1,166,289)				(1,166,289)
Ending balance at Dec. 31, 2012	1,243,176	352	5,639,671		(4,396,847)
Ending balance (in shares) at Dec. 31, 2012	35,192,045	35,192,045
Increase (Decrease) in Stockholders' Equity
Common stock issued for debt and interest	1,709,291	79	1,709,212
Common stock issued for debt and interest (in shares)		7,870,154
Common stock issued for cash, net	3,231,992	111	3,231,881
Common stock issued for cash, net (in shares)		11,130,336
Common stock issued for related party debt	224,000	7	223,993
Common stock issued for related party debt (in shares)		746,667
Common stock issued for services	50,000	2	49,998
Common stock issued for services (in shares)		200,000
Common stock issued for related party accounts payable	50,000	1	49,999
Common stock issued for related party accounts payable (in shares)		100,000
Options exercised	47,750	2	47,748
Options exercised (in shares)		184,750
Warrants issued for conversion of accrued salary	1,022,751		1,022,751
Warrants issued for conversion of accounts payable	51,000		51,000
Warrants. Options and PSU issued for services	1,191,128		1,191,128
Debt discount for warrants issued with debt	13,831		13,831
Less: Treasury stock: at cost	(623,022)	(22)		(623,000)
Less: Treasury stock: at cost (in shares)		(2,184,583)
Net loss	(2,882,626)				(2,882,626)
Ending balance at Dec. 31, 2013	$ 5,329,271	$ 532	$ 13,231,212	$ (623,000)	$ (7,279,473)
Ending balance (in shares) at Dec. 31, 2013	53,239,369	53,239,369